Xtrackers S and P Dividend Aristocrats Screened ETF Investment Strategy - Xtrackers S and P Dividend Aristocrats Screened ETF	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The fund, using a “passive” or indexing investment approach, seeks investment results that correspond generally to the performance, before fees and expenses, of the S&P High Yield Dividend Aristocrats Screened Index (the “Underlying Index”). As discussed in greater detail below, the Underlying Index is designed to measure the performance of constituents from the S&P High Yield Dividend Aristocrats Index that meet certain environmental, social and governance (“ESG”) criteria. The S&P High Yield Dividend Aristocrats Index measures the performance of companies within the S&P Composite 1500 Index that have followed a policy of consistently increasing dividends every year for at least 20 years.Overview of Index Construction Methodologies. The Underlying Index is derived from the S&P High Yield Dividend Aristocrats Index, which, in turn, is derived from the S&P Composite 1500 Index. S&P Dow Jones Indices LLC (the “Index Provider”) constructs the S&P High Yield Dividend Aristocrats Index by applying proprietary eligibility criteria to the constituent companies of the S&P 1500 Composite Index. It then constructs the Underlying Index by applying proprietary ESG eligibility criteria to the constituent companies of the S&P High Yield Dividend Aristocrats Index. The construction methodologies of the S&P Composite 1500 Index, the S&P High Yield Dividend Aristocrats Index and the Underlying Index are summarized below.S&P Composite 1500 Index – Summary of Construction Methodology. The S&P Composite 1500 Index combines three leading S&P indices, the S&P 500 Index, the S&P MidCap 400 Index and the S&P SmallCap 600 Index, to cover approximately 90% of US market capitalization.S&P High Yield Dividend Aristocrats Index– Summary of Construction Methodology. The S&P High Yield Dividend Aristocrats Index consists of stocks that are members of the S&P Composite 1500 Index that have increased total dividend per share amount every year for at least 20 consecutive years and meet minimum market capitalization and liquidity criteria.Underlying Index – Summary of Construction Methodology. When constructing the Underlying Index from the S&P High Yield Dividend Aristocrats Index, the Index Provider first applies various ESG screens to the S&P High Yield Dividend Aristocrats Index, excluding companies that fail to meet certain minimum ESG requirements. After applying the ESG screens, the Index Provider weights the remaining companies in accordance with a proprietary constituent weighting methodology. The ESG screening and constituent weighting methodologies employed by the Index Provider to create the Underlying Index are summarized below.Underlying Index – ESG Screening Methodology. All constituent companies of the S&P High Yield Dividend Aristocrats Index are eligible for inclusion in the Underlying Index except for companies that:■ Do not have an Index Provider ESG score or have an Index Provider ESG score that falls within the bottom 25% of the Index Provider’s ESG scores from each Global Industry Classification Standard (GICS®) Industry Group.■ Are determined by Sustainalytics, a global leader in sustainability research and analysis, to engage in any of the following business activities:i.Manufacture tobacco products or hold a 25% or higher stake in a company involved in this activity; or derive 5% or more of their revenue from (i) supplying tobacco-related products and services or (ii) the distribution and/or retail sale of tobacco products.ii.Engage in the business of controversial weapons (cluster weapons, landmines (anti-personnel mines), biological or chemical weapons, depleted uranium, white phosphorous weapons, nuclear weapons) or hold a 25% or higher stake in a company involved in this activity. This exclusion applies to companies that (i) are involved in core weapon systems or components/services of core weapon systems that are considered tailor-made and essential for the lethal use of the weapon; or (ii) provide components/services for core weapon systems, which are either not considered tailor-made or not essential to the lethal use of the weapon.iii.Derive 5% or more of their revenue from the extraction of thermal coal or the generation of electricity from thermal coal.iv.Derive 5% or more of their revenue from the extraction of oil sands.v.Manufacture and sell (i) assault weapons or small arms (non-assault weapons) to civilian customers, (ii) small arms to military/law enforcement, or (iii) key components of small arms, or hold a 25% or higher stake in a company involved in these activities; or derive 5% or more of their revenue from the retail and/or distribution of assault weapons or small arms (non-assault weapons).vi.Derive 10% or more of their revenues from (i) the manufacture of military weapon systems and/or integral, tailor-made components of these weapons or (ii) the provision of tailor-made products and/or services that support military weapons. ((i.) through (vi.) above are referred to as “Business Involvement Exclusions”).■ Are determined by Sustainalytics to be “non-compliant” with the principles of the United Nations Global Compact (“UNGC”). A company is determined to be “non-compliant” if it does not act in accordance with the UNGC principles and their associated standards, conventions, and treaties (a “Non-Compliant UNGC Company”). Sustainalytics systematically analyzes news reports and other publicly available information on a daily basis to assess a company's compliance with the ten normative principles of the UNGC, which relate to human rights, labor rights, the environment and anti-corruption.Companies without Sustainalytics coverage are ineligible for Underlying Index inclusion until they receive such coverage.Underlying Index – Constituent Weighting Methodology. After the application of the above-described ESG screens, all companies remaining in the S&P High Yield Dividend Aristocrats Index comprise the Underlying Index. At each rebalancing, the Underlying Index is “indicated annual dividend yield” weighted, subject to three constraints: (i) maximum weight: if a constituent company's weight exceeds 4% of the Underlying Index, it is capped at 4%; (ii) no stock can have a weight of more than 30 times its weight in the S&P Composite 1500 Index; and (iii) basket liquidity maximum weight: if a constituent company's weight exceeds its basket liquidity maximum weight (determined by dividing its three-month average daily value traded by $2 billion), it is capped at that weight. Basket liquidity capping sets a minimum portfolio size for constituent companies of $2 billion that must be turned over in a single day, based on the historical average value-traded pattern. “Indicated annual dividend yield” is measured by taking the latest dividend payment (excluding special payments) multiplied by the annual frequency of the payment.The fund uses a full replication indexing strategy to seek to track the Underlying Index. As such, the fund invests directly in the component securities of the Underlying Index in substantially the same weightings in which they are represented in the Underlying Index. If it is not possible for the fund to acquire component securities due to limited availability or regulatory restrictions, the fund may use a representative sampling indexing strategy to seek to track the Underlying Index instead of a full replication indexing strategy. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities that collectively has an investment profile similar to the Underlying Index. The securities selected are expected to have, in the aggregate, investment characteristics (based on factors such as market capitalization and industry weightings), fundamental characteristics (such as return variability and yield), and liquidity measures similar to those of the Underlying Index. The fund may or may not hold all of the securities in the Underlying Index when using a representative sampling indexing strategy.The fund will invest at least 80% of its total assets (but typically far more) in component securities of the Underlying Index. Due to regulatory changes, effective June 11, 2026, the fund will replace its 80% investment policy and related disclosures set forth in this prospectus. Specifically, effective June 11, 2026, under normal circumstances, the fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in component securities of the Underlying Index. Derivative instruments that provide exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund’s 80% investment policy, consistent with the fund’s investment policies and limitations with respect to investments in derivatives.The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.As of October 31, 2025, the Underlying Index consisted of 97 securities, with an average market capitalization of approximately $115.56 billion and a minimum market capitalization of approximately $2.63 billion. As of October 31, 2025, a significant percentage of the Underlying Index was comprised of issuers in the utilities, industrials and consumer staples sectors. The fund’s exposure to particular sectors may change over time to correspond to changes in the Underlying Index.Under normal circumstances, the Underlying Index is rebalanced annually, effective after the close of the last business day of January. Constituent weights are updated quarterly after the close of the last business day in April, July and October. The fund rebalances its portfolio in accordance with the Underlying Index, and, therefore, any changes to the Underlying Index’s rebalance schedule will result in corresponding changes to the fund’s rebalance schedule.The fund may become “non-diversified,” as defined under the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought when the fund crosses from diversified to non-diversified status under such circumstances.The S&P High Yield Dividend Aristocrats Screened Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by DBX Advisors. S&P®, S&P 500® and Dividend Aristocrats® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by DBX Advisors. The ESG Scores used in the Index are calculated by the Index Provider. DBX Advisors Xtrackers ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such ETFs, nor do they have any liability for any errors, omissions, or interruptions of the S&P High Yield Dividend Aristocrats Screened Index.Derivatives. The fund may invest in derivatives, which are financial instruments whose performance is derived, at least in part, from the performance of an underlying asset, security or index. In particular, portfolio management may use futures contracts, stock index futures, options on futures, swap contracts and other types of derivatives in seeking performance that corresponds to the Underlying Index and will not use such instruments for speculative purposes.Securities lending. The fund may lend securities (up to one-third of total assets) to approved institutions, such as registered broker-dealers, pooled investment vehicles, banks and other financial institutions. In connection with such loans, the fund receives liquid collateral in an amount that is based on the type and value of the securities being lent, with riskier securities generally requiring higher levels of collateral.
Strategy Portfolio Concentration [Text]	The fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to the extent that its Underlying Index is concentrated.